FORM N-SAR-U
                   FOR ANNUAL REPORT
                 UNIT INVESTMENT TRUSTS



Report for six month period ending:         /  /   (a)

             or fiscal year ending:      12/31/96  (b)


Is this a transition report? (Y/N) N


Is this an amendment to a previous filing?  (Y/N) N


Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.


1. A. Registrant Name:      Tax Exempt Trust for Various State Residents
   B. File Number:          811-2962
   C. Telephone Number:     630-684-6053


2. A. Street:               One Park View Plaza
   B. City:                 Oakbrook Terrace
   C. State:                IL
   D. Zip Code:             60181
   E. Foreign Country:
      Foreign Postal Code:


3. Is this the first filing on the form by Registrant?              (Y/N) N


4. Is this the last filing on this form by Registrant?              (Y/N) N


5. Is Registrant a small business investment company (SBIC)?        (Y/N) N
   [If answer is "Y" (Yes), complete only items 89 through 110.]


6. Is Registrant a unit investment trust (UIT)?                     (Y/N) Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]


7. A. Is Registrant a series or multiple portfolio company?         (Y/N)
      [If answer is "N" (No), go to item 8.]


   B. How many separate series or portfolios did Registrant have at the end of the period?

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If filing more than one
Page 2, "X" box:    __


For period ending: 12/31/96
File number 811-2962



C.List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                          Is this the
                          last filing
Series                    for this
Number     Series Name    series?


(NOTE:) See item D (8) of the general instructions to the form for information on how to complete the form for series companies.


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If filing more than one
Page 47, "X" box:    __


For period ending: 12/31/96
File number 811-2962


UNIT INVESTMENT TRUSTS


111. A. Depositor Name:
     B. File Number (If any):
     C. City:
        State:
        Zip Code:
        Zip Ext.:
        Foreign Country:
        Foreign Postal Code:



111. A. Depositor Name:
     B. File Number (If any):
     C. City:
        State:
        Zip Code:
        Zip Ext.:
        Foreign Country:
        Foreign Postal Code:



112. A. Depositor Name:
     B. File Number (If any):
     C. City:
        State:
        Zip Code:
        Zip Ext.:
        Foreign Country:
        Foreign Postal Code:



112. A. Depositor Name:
     B. File Number (If any):
     C. City:
        State:
        Zip Code:
        Zip Ext.:
        Foreign Country:
        Foreign Postal Code:



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If filing more than one
Page 48, "X" box:__


For period ending: 12/31/96
File number 811-2962



113. A. Trustee Name:       The Bank of New York
     B. City:               New York
        State:              NY
        Zip Code:           10286
        Zip Ext.:
        Foreign Country:
        Foreign Postal Code:



113. A. Trustee Name:
     B. City:
        State:
        Zip Code:
        Zip Ext.:
        Foreign Country:
        Foreign Postal Code:



114. A. Principal Underwriter Name:
     B. File Number: 8-
     C. City:
        State:
        Zip Code:
        Zip Ext.:
        Foreign Country:
        Foreign Postal Code:



114. A. Principal Underwriter Name:
     B. File Number: 8-
     C. City:
        State:
        Zip Code:
        Zip Ext.:
        Foreign Country:
        Foreign Postal Code:



115. A. Independent Public Accountant Name:   Grant Thornton LLP
     B. City:               Chicago
        State:              IL
        Zip Code:           60601
        Zip Ext.:
        Foreign Country:
        Foreign Postal Code:



115. A. Independent Public Accountant Name:
     B. City:
        State:
        Zip Code:
        Zip Ext.:
        Foreign Country:
        Foreign Postal Code:



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If filing more than one
Page 49, "X" box:__


For period ending: 12/31/96
File number 811-2962



116. Family of investment companies information:

     A. Is Registrant part of a family of investment companies? (Y/N):

     B. Identify the family in 10 letters:

        (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117. A. Is Registrant a separate account of an insurance company?  (Y/N):
        If answer if "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. Variable annuity contracts? (Y/N):

     C. Scheduled premium variable life contracts? (Y/N):

     D. Flexible premium variable life contracts? (Y/N):

     E. Other types of insurance products registered under the Securities Act of 1933? (Y/N):



118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933: 1,087


119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period: 0



120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted): $ 0



121. State the number of series for which a current prospectus was in existence at the end of the period: 963



122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period: 0


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If filing more than one
Page 50, "X" box:__

For period ending: 12/31/96
File number 811-2962



123. State the total value of the additional units considered in answering item 122 ($000's omitted): $ 0



124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted): $ 0



125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted): $ 0



126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted):
     $ 261



127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each group of series during the current period (excluding distributions of realized gains, if any):


                                                     Number of     Total Assets         Total Income
                                                        Series          ($000's        Distributions
                                                     Investing         omitted)     ($000's omitted)
                                                  ------------- ---------------- -------------------
A.    U.S. Treasury direct issue                               $                $
                                                  ------------ ---------------- --------------------
B.    U.S. Government agency                                   $                $
                                                  ------------ ---------------- --------------------
C.    State and municipal tax-free                       1,087 $      2,801,782 $            211,604
                                                  ------------ ---------------- --------------------
D.    Public utility debt                                      $                $
                                                  ------------ ---------------- --------------------
E.    Brokers or dealers debt or debt of
      brokers' or dealers' parent                              $                $
                                                  ------------ ---------------- --------------------
F.    All other corporate intermed. & long
      term debt                                                $                $
                                                  ------------ ---------------- --------------------
G.    All other corporate short-term debt                      $                $
                                                  ------------ ---------------- --------------------
H.    Equity securities of brokers or
      dealers or parents of brokers or dealers                 $                $
                                                  ------------ ---------------- --------------------
I.    Investment company equity securities                     $                $
                                                  ------------ ---------------- --------------------
J.    All other equity securities                              $                $
                                                  ------------ ---------------- --------------------
K.    Other securities                                         $                $
                                                  ------------ ---------------- --------------------
L.    Total assets of all series registrant              1,087 $      2,801,782 $            211,604
                                                  ------------ ---------------- --------------------


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If filing more than one
Page 51, "X" box:__


For period ending: 12/31/96
File number 811-2962



128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
     (Y/N): N

     [If answer is "N" (No), go to item 131.]



129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N): N

     [If answer is "N" (No), go to item 131.]



130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N): N



131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted): $ 8,588


132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-2962



ITEM 132: "811" number of series included in filing



This item is to be used by any series of a UIT that had an "811" number assigned to it prior to September 1972. For more information regarding this item, see the instruction to sub-item 1B.


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SIGNATURE PAGE


This report is signed on behalf of the registrant (or depositor or trustee).

City of:    Oakbrook Terrace
State of:   IL
Date:       February 26, 1997


Name of Registrant, Depositor, or Trustee:
Van Kampen American Capital Distributors, Inc. (Depositor)


By (Name and Title):
Sandra A. Waterworth, Vice President


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